Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Details of other operating income and expenses
Details of other operating income and
expenses for the years ended December 31, 2021, 2020 and 2019 are as follows:

(In millions of won)
	2021		2020	2019
Other Operating Income:
Gain on disposal of property and equipment and intangible assets	￦	39,136	34,625	7,755
Others(*)		76,627	61,126	87,828

	￦	115,763	95,751	95,583

Other Operating Expenses:
Communication	￦	32,462	34,462	32,986
Utilities		350,678	336,187	315,129
Taxes and dues		33,935	34,577	38,688
Repair		425,606	399,376	368,620
Research and development		347,711	353,198	324,052
Training		31,761	33,384	32,581
Bad debt for accounts receivable — trade		29,402	45,002	25,376
Travel		7,813	7,534	20,717
Supplies and other		101,656	105,333	104,943
Loss on disposal of property and equipment and intangible assets		28,158	25,633	23,821
Impairment loss on property and equipment and intangible assets		3,135	200,705	42,823
Donations		12,800	16,051	16,782
Bad debt for accounts receivable — other		3,995	6,640	3,594
Others(*)		22,475	60,280	60,176

	￦	1,431,587	1,658,362	1,410,288

(*)	See note 4 (2).